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                                SUPPLEMENT TO THE
                        SCHWAB MARKETTRACK PORTFOLIOS(R)
                          SCHWAB EQUITY INDEX FUNDS(R)
                          LAUDUS MARKETMASTERS FUNDS TM
                           SCHWAB ACTIVE EQUITY FUNDS
                             SCHWAB VIEWPOINTS FUND TM
                               SCHWAB TARGET FUNDS
                      PROSPECTUSES DATED FEBRUARY 28, 2007
                                       AND
                                SUPPLEMENT TO THE
                         SCHWAB FUNDAMENTAL INDEX TM FUNDS
                         PROSPECTUS DATED APRIL 2, 2007

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MAY 7, 2007.

SCHWAB MARKETTRACK PORTFOLIOS PROSPECTUS
Schwab MarketTrack All Equity Portfolio TM -- Investor Shares Schwab MarketTrack Growth Portfolio TM -- Investor Shares Schwab MarketTrack Balanced Portfolio TM -- Investor Shares Schwab MarketTrack Conservative Portfolio TM -- Investor Shares

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

SCHWAB EQUITY INDEX FUNDS PROSPECTUS
Schwab S&P 500 Index Fund -- Investor Shares
Schwab Institutional Select(R) S&P 500 Fund -- Investor Shares
Schwab 1000 Index(R) Fund -- Investor Shares
Schwab Small-Cap Index Fund(R) -- Investor Shares
Schwab Total Stock Market Index Fund(R) -- Investor Shares
Schwab International Index Fund(R) -- Investor Shares

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

LAUDUS MARKETMASTERS FUNDS
Laudus U.S. MarketMasters Fund TM -- Investor Shares
Laudus Small-Cap MarketMasters Fund TM -- Investor Shares
Laudus International MarketMasters Fund TM -- Investor Shares

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

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SCHWAB ACTIVE EQUITY FUNDS PROSPECTUS
Schwab Large-Cap Growth Fund TM -- Investor Shares
Schwab Core Equity Fund TM -- Investor Shares
Schwab Dividend Equity Fund TM -- Investor Shares
Schwab Hedged Equity Fund TM -- Investor Shares
Schwab Financial Services Fund TM -- Investor Shares
Schwab Health Care Fund TM -- Investor Shares
Schwab Technology Fund TM -- Investor Shares

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

SCHWAB VIEWPOINTS FUND -- INVESTOR SHARES

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

SCHWAB TARGET FUNDS PROSPECTUS
Schwab Target 2010 Fund -- Investor Shares
Schwab Target 2020 Fund -- Investor Shares
Schwab Target 2030 Fund -- Investor Shares
Schwab Target 2040 Fund -- Investor Shares
Schwab Retirement Income Fund -- Investor Shares

Under the section titled "Buying shares" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

SCHWAB FUNDAMENTAL INDEX FUNDS PROSPECTUS
Schwab Fundamental US Large Company Index Fund TM -- Investor Shares
Schwab Fundamental Small-Mid Company Index Fund TM -- Investor Shares
Schwab Fundamental International Large Company Index Fund TM -- Investor Shares

Under the section titled "Placing orders through your intermediary" the Investor Shares minimum initial investment is revised to read as follows:

                        $100

In each Prospectus, the section titled "Placing orders" (or "Methods for placing orders through your Intermediary" in the case of the Schwab Fundamental Index Funds) provides information regarding an intermediary's ability to impose different investment minimums than the funds' minimums listed above.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]

Charles Schwab & Co., Inc. Member SIPC
REG 37812 (5/07) (C)2007 All Rights Reserved